Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.3%
ABFC Trust
Series 2005-AQ1, Class A4,
4.62% (A), 01/25/2034	$ 35,956	$ 36,248
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.93% (A), 12/26/2044 (B)	414,447	413,203
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,972,414	2,127,338
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	221,848
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	295,088
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	811,939
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	895,055	964,163
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,946,095
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	905,410
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,298,041
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	406,547
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C,
2.71%, 08/18/2022	115,909	116,521
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	497,430
B2R Mortgage Trust
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	491,529	491,229
Business Jet Securities LLC
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	977,885	1,000,050
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,084,928	2,135,077
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	577,312	585,679
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	1,838,423	1,886,681
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3,
3.10%, 12/15/2050 (B)	424,823	424,581
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,866,868
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.69% (A), 02/25/2033	405,159	385,594
Series 2003-6, Class 1A5,
4.99% (A), 11/25/2034	149,789	157,876
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	358,305	358,982

	Principal	Value
ASSET-BACKED SECURITIES (continued)
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.93% (A), 06/25/2040 (B)	$ 194,420	$ 16,281
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,387,239
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	1,296,054	1,370,103
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	306,899	313,091
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	588,104	619,971
Drive Auto Receivables Trust
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	508,187	512,567
Series 2017-1, Class D,
3.84%, 03/15/2023	664,509	672,067
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	1,763,763	1,788,935
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	331,208	335,215
Series 2018-3, Class C,
3.72%, 09/16/2024	276,679	277,729
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	676,625
DT Auto Owner Trust
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	120,801	121,289
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	561,931	568,772
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,819,000	1,863,546
Exeter Automobile Receivables Trust
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	66,966	67,366
First Investors Auto Owner Trust
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,261,658	1,272,227
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (B)	2,000,000	2,040,185
Flagship Credit Auto Trust
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	77,178	77,301
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,110,547
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,325,619
Fort Cre LLC
Series 2018-1A, Class C,
1-Month LIBOR + 2.83%, 2.95% (A), 11/16/2035 (B)	3,195,000	2,997,874
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	551,276	571,698
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	1,494,126	1,548,151
FREED ABS Trust
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	40,686	40,749
Series 2019-2, Class A,
2.62%, 11/18/2026 (B)	316,218	318,003

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (C)	$ 791,541	$ 592,073
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	37,923	38,421
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	209,014	206,701
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C) (E)	1,391,924	1,386,356
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	195,626	206,210
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	992,704	1,031,258
Series 2019-2A, Class A,
2.76%, 10/15/2054 (B)	1,194,145	1,234,026
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	213,136	218,995
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	595,466	638,559
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	782,784	819,006
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	160,702	164,364
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.75% (A), 08/25/2038 (B)	1,023,705	20,822
Series 2014-2, Class A,
2.76% (A), 04/25/2040 (B)	182,120	15,417
Lendingpoint Asset Securitization Trust
Series 2019-2, Class A,
3.07%, 11/10/2025 (B)	44,900	44,923
LL ABS Trust
Series 2019-1A, Class A,
2.87%, 03/15/2027 (B)	319,059	320,482
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (B) (C) (D)	618,920	624,236
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,376,897
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	1,624,856	1,628,057
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,341,897
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,251,785
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,615,821
Progress Residential Trust
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,039,212
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,306,344

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	$ 257,819	$ 269,544
SART
Series 2018-1,
4.75%, 06/15/2025	1,512,687	1,535,377
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,400,000	1,400,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	38,897	37,452
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	73,619	74,833
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	73,619	74,831
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,104,378
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,580,000	1,611,456
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B) (E)	1,635,528	1,637,150
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	366,456	375,539
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A,
3.18% (A), 10/25/2049 (B)	370,109	370,743
Series 2019-NPL8, Class A1A,
3.28% (A), 11/25/2049 (B)	952,766	953,766
Series 2020-NPL2, Class A1A,
2.98% (A), 02/25/2050 (B)	1,105,366	1,108,609
Verizon Owner Trust
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	597,911	599,907
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,600,517	1,573,549
VOLT LXXX LLC
Series 2019-NPL6, Class A1B,
4.09% (A), 10/25/2049 (B)	2,300,000	2,304,876
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A,
3.33% (A), 11/26/2049 (B)	1,040,345	1,043,840
VOLT LXXXV LLC
Series 2020-NPL1, Class A1A,
3.23% (A), 01/25/2050 (B)	972,282	975,580
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1A,
2.98% (A), 02/25/2050 (B)	1,134,195	1,137,781
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	428,400	452,079
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	127,231	127,597
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	1,385,000	1,426,515

Total Asset-Backed Securities (Cost $87,071,462)		88,542,902

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 32.5%
Aerospace & Defense - 1.0%
Airbus SE
3.15%, 04/10/2027 (B)	$ 327,000	$ 355,321
3.95%, 04/10/2047 (B)	150,000	170,983
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	200,282
3.00%, 09/15/2050 (B)	239,000	242,128
Boeing Co.
1.95%, 02/01/2024	600,000	616,072
2.75%, 02/01/2026	580,000	607,164
3.10%, 05/01/2026	400,000	424,353
3.25%, 03/01/2028	366,000	382,195
4.51%, 05/01/2023	1,060,000	1,140,659
4.88%, 05/01/2025	290,000	327,199
5.15%, 05/01/2030	450,000	533,748
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	350,000	349,307
3.83%, 04/27/2025	400,000	446,837
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	388,547
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	298,530
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	180,859
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	150,880
3.75%, 11/01/2046	285,000	326,628
4.15%, 05/15/2045	148,000	178,493
4.50%, 06/01/2042	542,000	686,445
6.70%, 08/01/2028	260,000	348,256

		8,354,886

Airlines - 0.9%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	597,320	592,582
3.55%, 07/15/2031 (B)	353,160	327,109
3.60%, 09/15/2028 (B)	460,348	459,824
4.13%, 11/15/2026 (B)	462,301	446,523
American Airlines Pass-Through Trust
3.00%, 04/15/2030	826,788	816,213
3.65%, 02/15/2029	697,808	705,608
3.70%, 04/01/2028	135,410	131,985
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	429,513	432,815
4.13%, 03/20/2033 (B)	460,385	440,885
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	165,833	170,825
5.98%, 10/19/2023	155,633	159,530
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	80,633	83,082
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	239,432	239,935
United Airlines Pass-Through Trust
2.88%, 04/07/2030	504,848	504,880
3.50%, 09/01/2031	620,331	638,412
3.65%, 07/07/2027	170,903	167,020
4.15%, 02/25/2033	584,352	610,294
4.55%, 08/25/2031	519,834	520,302

		7,447,824

Automobiles - 0.2%
General Motors Co.
6.13%, 10/01/2025	210,000	253,111

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Kia Motors Corp.
2.63%, 04/21/2021 (B)	$ 200,000	$ 200,889
Nissan Motor Co., Ltd.
3.52%, 09/17/2025 (B)	788,000	843,444
4.35%, 09/17/2027 (B)	774,000	852,852

		2,150,296

Banks - 5.8%
ABN AMRO Bank NV
4.75%, 07/28/2025 (B)	600,000	688,388
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	768,159
ASB Bank, Ltd.
3.13%, 05/23/2024 (B)	550,000	596,279
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	229,191
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	299,475
Banco Santander SA
2.75%, 05/28/2025 - 12/03/2030	800,000	843,006
3.13%, 02/23/2023	200,000	210,500
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,345,000	1,400,666
Fixed until 06/19/2040, 2.68% (A), 06/19/2041, MTN	1,172,000	1,168,041
3.25%, 10/21/2027, MTN	398,000	440,922
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	219,420
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	342,734
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,479,651
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,495,062
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	255,112
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	604,000	605,726
Fixed until 06/24/2030, 2.65% (A), 06/24/2031 (F)	940,000	966,241
3.65%, 03/16/2025	223,000	244,515
3.68%, 01/10/2023	300,000	308,592
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	624,827
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	240,329
2.82%, 01/26/2041 (B) (F)	530,000	516,229
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	629,211
BPCE SA
1.00%, 01/20/2026 (B) (F)	435,000	435,166
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	314,641
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	315,000	316,118
4.63%, 07/11/2024 (B)	600,000	669,680
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (A), 01/28/2027	573,000	572,643
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,084,887

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	$ 175,000	$ 189,309
3.40%, 05/01/2026	400,000	444,694
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	981,339
Citizens Bank NA
3.70%, 03/29/2023	475,000	506,732
Commonwealth Bank of Australia
2.85%, 05/18/2026 (B)	410,000	452,091
4.50%, 12/09/2025 (B)	200,000	229,405
Cooperatieve Rabobank UA
5.80%, 09/30/2110 (B)	300,000	462,726
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	655,811
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	371,273
2.81%, 01/11/2041 (B)	250,000	246,183
4.38%, 03/17/2025 (B)	200,000	223,509
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	1,000,525
Discover Bank
4.20%, 08/08/2023	550,000	599,942
Fifth Third Bank NA
3.85%, 03/15/2026	200,000	226,810
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	705,000	718,392
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	580,000	588,656
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	467,515
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,083,465
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	789,680
4.25%, 03/14/2024	500,000	550,032
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	404,312
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	415,388
KeyBank NA
3.18%, 10/15/2027	250,000	259,222
KeyCorp
4.15%, 10/29/2025, MTN	235,000	271,086
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	208,281
4.38%, 03/22/2028	339,000	397,048
4.58%, 12/10/2025	200,000	228,245
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	711,439
2.53%, 09/13/2023	200,000	210,616
3.41%, 03/07/2024	670,000	728,253
3.75%, 07/18/2039	430,000	504,489
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	711,432
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	432,316
National Australia Bank, Ltd.
2.65%, 01/14/2041 (B)	250,000	241,053

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
National Australia Bank, Ltd. (continued)
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	$ 590,000	$ 653,059
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	591,738
3.88%, 09/12/2023	350,000	378,075
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	280,923
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	665,350
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	541,723
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	407,951
Santander UK Group Holdings PLC
3.57%, 01/10/2023	360,000	370,323
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	320,000	320,719
2.63%, 10/16/2024 (B)	200,000	210,786
3.00%, 01/22/2030 (B)	941,000	993,243
3.88%, 03/28/2024 (B)	540,000	588,616
4.25%, 04/14/2025 (B)	270,000	297,452
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	254,838
Fixed until 09/10/2021, 2.74% (A), 09/10/2022 (B)	1,000,000	1,012,769
Fixed until 05/21/2029, 4.31% (A), 05/21/2030 (B) (F)	200,000	231,381
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	339,304
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/2029	1,240,000	1,357,463
Truist Bank
3.30%, 05/15/2026	215,000	239,994
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	221,672
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	810,000	889,293
3.30%, 09/09/2024, MTN	1,300,000	1,420,144
3.55%, 09/29/2025, MTN	400,000	445,094
3.75%, 01/24/2024, MTN	395,000	429,574
Fixed until 03/15/2026 (G), 3.90% (A)	395,000	395,000
4.10%, 06/03/2026, MTN	121,000	138,206
4.30%, 07/22/2027, MTN	246,000	286,851
4.40%, 06/14/2046, MTN	165,000	196,620
4.65%, 11/04/2044, MTN	184,000	224,457
4.75%, 12/07/2046, MTN	419,000	529,741
4.90%, 11/17/2045, MTN	202,000	257,387
Westpac Banking Corp.
4.42%, 07/24/2039	335,000	408,305

		50,054,731

Beverages - 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,044,000	1,287,359
4.90%, 02/01/2046	170,000	211,927
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	154,000	189,173

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	$ 480,000	$ 572,793
4.44%, 10/06/2048	520,000	621,760
4.50%, 06/01/2050	630,000	760,577
4.60%, 06/01/2060	225,000	274,446
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	278,516
2.75%, 01/22/2030	435,000	465,476
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	214,179
5.25%, 11/15/2048	110,000	150,756
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	550,000	592,520
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	135,514
4.42%, 05/25/2025	112,000	128,346
4.99%, 05/25/2038	162,000	212,032

		6,095,374

Biotechnology - 0.6%
AbbVie, Inc.
2.80%, 03/15/2023	162,000	168,625
3.20%, 11/21/2029	438,000	484,379
4.05%, 11/21/2039	1,420,000	1,653,177
4.40%, 11/06/2042	425,000	520,589
4.45%, 05/14/2046	165,000	201,801
4.55%, 03/15/2035	300,000	369,216
Biogen, Inc.
2.25%, 05/01/2030	572,000	587,582
3.15%, 05/01/2050	160,000	160,188
Gilead Sciences, Inc.
2.60%, 10/01/2040	545,000	532,044
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	920,000	894,893

		5,572,494

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	161,148
6.50%, 08/15/2032	410,000	540,825

		701,973

Capital Markets - 2.2%
Charles Schwab Corp.
0.90%, 03/11/2026	325,000	326,230
Fixed until 12/01/2030 (G), 4.00% (A)	425,000	437,750
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B) (H)	420,000	419,531
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	259,760
3.75%, 03/26/2025	950,000	1,049,960
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	279,999
4.28%, 01/09/2028 (B)	400,000	460,129
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	251,945
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	339,452
3.30%, 11/16/2022	200,000	208,740
3.70%, 05/30/2024	700,000	757,669
Goldman Sachs Group, Inc.
0.48%, 01/27/2023	520,000	520,078
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	290,313
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	789,009

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
3.50%, 01/23/2025 - 11/16/2026	$ 362,000	$ 399,597
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,207,000	1,369,748
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	555,273
6.75%, 10/01/2037	200,000	295,617
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	556,286
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	724,439
Morgan Stanley
Fixed until 01/25/2023, 0.53% (A), 01/25/2024, MTN	565,000	565,220
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	472,090
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,206,019
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	316,302
3.88%, 01/27/2026, MTN	1,279,000	1,453,925
4.10%, 05/22/2023, MTN	150,000	161,777
4.30%, 01/27/2045	280,000	353,574
Fixed until 01/23/2029, 4.43% (A), 01/23/2030, MTN	457,000	545,919
5.00%, 11/24/2025	497,000	586,639
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	641,612
2.68%, 07/16/2030	370,000	386,916
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	376,082
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	207,271
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B) (F)	320,000	351,209
3.49%, 05/23/2023 (B)	400,000	415,609
4.13%, 09/24/2025 (B)	200,000	227,127

		18,558,816

Chemicals - 0.2%
Albemarle Corp.
5.45%, 12/01/2044	200,000	238,274
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	192,414
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	185,845
5.00%, 09/26/2048	187,000	244,512
LYB International Finance III LLC
1.25%, 10/01/2025	130,000	131,096
Nutrien, Ltd.
4.13%, 03/15/2035	450,000	528,684
5.00%, 04/01/2049	140,000	189,792
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	146,881
Union Carbide Corp.
7.75%, 10/01/2096	210,000	315,237

		2,172,735

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	178,773
5.63%, 03/15/2042 (B)	141,000	197,493

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Republic Services, Inc.
1.45%, 02/15/2031	$ 460,000	$ 443,846

		820,112

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	640,000	683,222

Construction Materials - 0.1%
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	262,189
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	310,191

		572,380

Consumer Finance - 0.5%
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	344,504
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	133,490
3.75%, 07/28/2026	200,000	223,828
4.20%, 10/29/2025	150,000	169,966
Daimler Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	316,481
General Motors Financial Co., Inc.
1.25%, 01/08/2026	927,000	923,724
2.35%, 01/08/2031	499,000	495,022
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	653,168
1.30%, 01/08/2026 (B)	180,000	179,444
1.80%, 01/10/2028 (B)	345,000	342,910
3.00%, 03/18/2021 (B)	250,000	250,818
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	310,000	311,672

		4,345,027

Containers & Packaging - 0.1%
International Paper Co.
8.70%, 06/15/2038	120,000	199,315
WRKCo, Inc.
3.00%, 09/15/2024	350,000	376,323
3.75%, 03/15/2025	300,000	333,200

		908,838

Diversified Consumer Services - 0.3%
Emory University
2.14%, 09/01/2030	550,000	572,528
Ford Foundation
2.82%, 06/01/2070	190,000	194,016
Pepperdine University
3.30%, 12/01/2059	310,000	322,380
SART
4.75%, 07/15/2024	1,345,709	1,364,213
University of Southern California
3.23%, 10/01/2120	310,000	307,793

		2,760,930

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	189,000	186,140
2.88%, 08/14/2024	345,000	359,639
3.15%, 02/15/2024	600,000	628,668
3.30%, 01/23/2023	157,000	163,623
4.13%, 07/03/2023	250,000	266,851

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (continued)
4.45%, 12/16/2021	$ 310,000	$ 319,079
4.50%, 09/15/2023	1,225,000	1,326,086
6.50%, 07/15/2025	435,000	514,526
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	305,459
5.50%, 12/15/2024 (B)	558,000	630,045
Blackstone Secured Lending Fund
3.65%, 07/14/2023 (B)	415,000	431,737
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	240,917
4.70%, 09/20/2047	242,000	299,244
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	533,121
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	1,400,000	1,636,724
Jefferies Group LLC
6.25%, 01/15/2036	260,000	346,279
6.45%, 06/08/2027	133,000	170,200
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	302,770
ORIX Corp.
2.90%, 07/18/2022	201,000	207,928

		8,869,036

Diversified Telecommunication Services - 0.8%
AT&T, Inc.
1.65%, 02/01/2028	555,000	557,977
2.25%, 02/01/2032	940,000	927,107
2.30%, 06/01/2027	600,000	633,117
3.10%, 02/01/2043	1,340,000	1,297,053
3.50%, 06/01/2041	972,000	999,910
Deutsche Telekom AG
3.63%, 01/21/2050 (B) (F)	164,000	182,524
Deutsche Telekom International Finance BV
3.60%, 01/19/2027 (B)	180,000	203,172
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (B)	81,000	87,319
Verizon Communications, Inc.
2.65%, 11/20/2040	427,000	414,876
4.27%, 01/15/2036	400,000	486,458
4.67%, 03/15/2055	385,000	491,684
4.86%, 08/21/2046	447,000	577,481

		6,858,678

Electric Utilities - 1.9%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	140,024
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	176,790
Alabama Power Co.
5.60%, 03/15/2033	160,000	205,906
Appalachian Power Co.
6.38%, 04/01/2036	200,000	279,865
6.70%, 08/15/2037	200,000	288,002
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	405,431
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	245,680
3.50%, 08/15/2046	188,000	210,793
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	264,106
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	654,238
6.45%, 10/15/2032	100,000	142,866

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Duke Energy Indiana LLC
3.75%, 05/15/2046	$ 200,000	$ 228,737
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	514,792
Edison International
5.75%, 06/15/2027	350,000	420,660
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	327,404
Emera US Finance, LP
4.75%, 06/15/2046	350,000	432,121
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	298,227
3.63%, 05/25/2027 (B)	270,000	304,050
4.63%, 09/14/2025 (B)	200,000	230,631
Entergy Louisiana LLC
2.90%, 03/15/2051	210,000	214,734
3.05%, 06/01/2031	189,000	211,009
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	676,639
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	151,993
5.40%, 09/01/2035	100,000	139,848
Fortis, Inc.
3.06%, 10/04/2026	620,000	679,133
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	230,000	249,675
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	237,871
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	217,248
Nevada Power Co.
5.38%, 09/15/2040	52,000	68,119
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	158,837
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	168,348
Northern States Power Co.
6.20%, 07/01/2037	89,000	132,566
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	310,000	321,560
2.45%, 12/02/2027 (B)	345,000	359,876
4.45%, 06/15/2029 (B)	375,000	426,109
Ohio Edison Co.
6.88%, 07/15/2036	150,000	203,685
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.60% (A), 11/15/2021	1,265,000	1,268,046
1.75%, 06/16/2022	2,310,000	2,316,203
2.95%, 03/01/2026	205,000	216,913
3.45%, 07/01/2025	325,000	351,283
3.75%, 08/15/2042	130,000	127,704
4.30%, 03/15/2045	220,000	228,847
Public Service Electric & Gas Co.
3.65%, 09/01/2042, MTN	138,000	160,205
Southern California Edison Co.
4.05%, 03/15/2042	300,000	336,332
5.50%, 03/15/2040	130,000	169,176
Southern Power Co.
5.15%, 09/15/2041	260,000	321,798
Toledo Edison Co.
6.15%, 05/15/2037	200,000	270,078
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	138,543

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Wisconsin Electric Power Co.
3.65%, 12/15/2042	$ 144,000	$ 161,629
Xcel Energy, Inc.
4.80%, 09/15/2041	116,000	143,403

		16,597,733

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	598,509

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	188,995
3.50%, 04/01/2022	100,000	102,932
3.88%, 01/12/2028	133,000	149,536
Corning, Inc.
5.35%, 11/15/2048	230,000	314,841

		756,304

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	213,372
Baker Hughes Holdings LLC
5.13%, 09/15/2040 (F)	200,000	257,130
Halliburton Co.
7.60%, 08/15/2096 (B)	160,000	191,987
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	190,612
Schlumberger Investment SA
2.65%, 06/26/2030	400,000	417,444
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	477,234
3.50%, 01/15/2028 (B)	60,000	65,807

		1,813,586

Entertainment - 0.1%
Walt Disney Co.
7.70%, 10/30/2025	300,000	394,417
8.88%, 04/26/2023	200,000	236,069

		630,486

Equity Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	419,000	504,377
American Tower Corp.
1.50%, 01/31/2028	530,000	526,749
1.88%, 10/15/2030 (F)	490,000	484,101
2.10%, 06/15/2030	320,000	321,710
2.95%, 01/15/2051	355,000	342,165
3.38%, 10/15/2026	281,000	312,488
5.00%, 02/15/2024	139,000	156,580
Boston Properties, LP
3.20%, 01/15/2025	228,000	247,378
3.65%, 02/01/2026	408,000	458,956
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	437,610
Crown Castle International Corp.
2.25%, 01/15/2031	635,000	644,380
5.25%, 01/15/2023	200,000	217,950
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	176,539
Duke Realty, LP
3.63%, 04/15/2023	168,000	177,741
Equinix, Inc.
1.55%, 03/15/2028	510,000	512,316

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Essex Portfolio, LP
2.65%, 03/15/2032	$ 400,000	$ 420,337
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	385,409
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	280,000	277,383
Healthpeak Properties, Inc.
3.50%, 07/15/2029	447,000	503,299
Kimco Realty Corp.
2.70%, 10/01/2030	90,000	94,719
Life Storage, LP
4.00%, 06/15/2029	522,000	600,156
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	166,503
3.60%, 12/15/2026	218,000	242,299
Office Properties Income Trust
4.00%, 07/15/2022	416,000	426,503
Prologis, LP
3.25%, 10/01/2026	107,000	120,130
Realty Income Corp.
3.25%, 01/15/2031	285,000	316,959
3.88%, 04/15/2025	290,000	326,821
4.65%, 03/15/2047	113,000	150,777
Regency Centers, LP
2.95%, 09/15/2029	420,000	446,085
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B) (F)	500,000	538,747
UDR, Inc.
2.10%, 08/01/2032, MTN	330,000	328,967
3.20%, 01/15/2030, MTN	500,000	549,234
Ventas Realty, LP
3.75%, 05/01/2024	300,000	326,509
3.85%, 04/01/2027	203,000	228,561
Welltower, Inc.
3.10%, 01/15/2030	330,000	356,257
4.25%, 04/01/2026	250,000	289,352

		12,616,047

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B) (H)	221,000	219,883
2.50%, 02/10/2041 (B) (H)	225,000	221,319
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050 (B) (F)	445,000	497,525
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	242,861
2.75%, 10/03/2026 (B)	350,000	377,955
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (B) (F)	285,000	318,965
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	470,960	533,022
5.77%, 01/10/2033 (B)	138,711	165,091
5.93%, 01/10/2034 (B)	491,453	584,052
Kroger Co.
8.00%, 09/15/2029	175,000	250,870

		3,411,543

Food Products - 0.3%
Campbell Soup Co.
3.13%, 04/24/2050 (F)	188,000	191,029
Cargill, Inc.
2.13%, 04/23/2030 (B)	712,000	736,332

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Conagra Brands, Inc.
5.30%, 11/01/2038	$ 130,000	$ 170,582
General Mills, Inc.
4.00%, 04/17/2025	305,000	343,444
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	330,280
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	700,000	727,811
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	129,919

		2,629,397

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 03/15/2049	570,000	719,682
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	406,954
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	94,463
5.88%, 03/15/2041	109,000	155,558

		1,376,657

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.00%, 03/01/2029	998,000	1,155,646
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	146,509
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	144,616

		1,446,771

Health Care Providers & Services - 1.6%
Advocate Health & Hospitals Corp.
2.21%, 06/15/2030	310,000	318,259
Aetna, Inc.
4.50%, 05/15/2042	153,000	184,060
6.75%, 12/15/2037	305,000	455,883
Anthem, Inc.
4.10%, 03/01/2028	425,000	496,343
4.38%, 12/01/2047	110,000	137,538
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	345,000	366,024
3.46%, 06/01/2030	650,000	740,515
Children’s Hospital
2.93%, 07/15/2050	340,000	341,785
Children’s Hospital Corp.
2.59%, 02/01/2050	300,000	296,804
Cigna Corp.
4.50%, 02/25/2026	367,000	426,786
CommonSpirit Health
1.55%, 10/01/2025	240,000	245,661
2.78%, 10/01/2030	240,000	252,688
Cottage Health Obligated Group
3.30%, 11/01/2049	360,000	396,267
CVS Health Corp.
1.88%, 02/28/2031	511,000	506,756
5.05%, 03/25/2048	1,125,000	1,467,578
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	823,727
HCA, Inc.
5.13%, 06/15/2039	420,000	522,256
5.25%, 06/15/2026	500,000	590,482
Mass General Brigham, Inc.
3.34%, 07/01/2060	1,261,000	1,370,051
Mayo Clinic
4.13%, 11/15/2052	198,000	259,636
Memorial Health Services
3.45%, 11/01/2049	720,000	806,908

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
NYU Langone Hospitals
3.38%, 07/01/2055	$ 300,000	$ 314,465
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	182,315
Rush Obligated Group
3.92%, 11/15/2029	607,000	711,147
Texas Health Resources
4.33%, 11/15/2055	175,000	227,314
UnitedHealth Group, Inc.
4.63%, 07/15/2035	234,000	304,241
Universal Health Services, Inc.
2.65%, 10/15/2030 (B)	320,000	324,637
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	372,517

		13,442,643

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	593,340
Starbucks Corp.
2.55%, 11/15/2030	390,000	413,102

		1,006,442

Household Durables - 0.0% (I)
Lennar Corp.
4.50%, 04/30/2024	155,000	170,616

Independent Power & Renewable Electricity Producers - 0.0% (I)
Alexander Funding Trust
1.84%, 11/15/2023 (B)	400,000	406,118

Industrial Conglomerates - 0.0% (I)
Roper Technologies, Inc.
2.00%, 06/30/2030	280,000	281,545

Insurance - 1.4%
AIA Group, Ltd.
3.20%, 09/16/2040 (B)	200,000	208,123
3.60%, 04/09/2029 (B)	200,000	223,453
3.90%, 04/06/2028 (B)	335,000	378,417
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	585,612
Assurant, Inc.
4.20%, 09/27/2023	425,000	463,371
Athene Global Funding
0.95%, 01/08/2024 (B)	250,000	250,318
1.45%, 01/08/2026 (B)	215,000	215,041
2.95%, 11/12/2026 (B)	1,340,000	1,444,572
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	342,380
Brown & Brown, Inc.
2.38%, 03/15/2031	820,000	841,514
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (G), 4.00% (A) (B)	421,000	457,838
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	260,261
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	439,906
Intact US Holdings, Inc.
4.60%, 11/09/2022	500,000	530,799
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	333,410
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	348,357
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	248,539

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
4.00%, 09/01/2023	$ 300,000	$ 326,361
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	386,613
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	429,788
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	390,209
New York Life Global Funding
2.35%, 07/14/2026 (B)	226,000	241,734
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	431,559
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	226,282
Progressive Corp.
Fixed until 03/15/2023 (G), 5.38% (A) (F)	245,000	257,250
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,162,323
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	274,375
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	316,312
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	268,069

		12,282,786

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	607,390

IT Services - 0.4%
DXC Technology Co.
4.25%, 04/15/2024	172,000	188,410
Fiserv, Inc.
3.20%, 07/01/2026	230,000	254,757
4.40%, 07/01/2049	220,000	275,865
Global Payments, Inc.
4.15%, 08/15/2049	460,000	542,227
International Business Machines Corp.
1.70%, 05/15/2027	1,145,000	1,176,691
Leidos, Inc.
2.30%, 02/15/2031 (B)	200,000	200,931
Western Union Co.
3.60%, 03/15/2022	400,000	412,265

		3,051,146

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	535,000	597,419

Life Sciences Tools & Services - 0.0% (I)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	177,335

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	337,000	361,687

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 775,000	$ 818,192
Xylem, Inc.
2.25%, 01/30/2031	235,000	243,062

		1,422,941

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	200,000	196,481
4.80%, 03/01/2050	315,000	357,474
5.05%, 03/30/2029	400,000	478,550
6.83%, 10/23/2055	150,000	218,129
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	462,535
Comcast Corp.
3.25%, 11/01/2039	380,000	413,534
3.45%, 02/01/2050	634,000	704,788
3.95%, 10/15/2025	335,000	381,709
4.60%, 10/15/2038	415,000	525,421
4.95%, 10/15/2058	525,000	743,934
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	196,000	245,101
Discovery Communications LLC
5.20%, 09/20/2047	335,000	424,210
Fox Corp.
5.58%, 01/25/2049	175,000	241,644
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	307,132
SES SA
3.60%, 04/04/2023 (B)	100,000	105,934
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	499,660
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	377,019
ViacomCBS, Inc.
2.90%, 01/15/2027	250,000	272,190
4.00%, 01/15/2026	208,000	236,316
4.85%, 07/01/2042	150,000	183,378

		7,375,139

Metals & Mining - 0.5%
Anglo American Capital PLC
2.63%, 09/10/2030 (B)	391,000	400,868
3.63%, 09/11/2024 (B)	200,000	219,124
3.95%, 09/10/2050 (B)	200,000	220,759
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	194,310
Glencore Funding LLC
1.63%, 09/01/2025 (B)	560,000	572,851
2.50%, 09/01/2030 (B)	790,000	796,560
4.13%, 05/30/2023 (B)	234,000	252,336
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	1,190,000	1,206,084
Steel Dynamics, Inc.
3.45%, 04/15/2030	522,000	580,387

		4,443,279

Multi-Utilities - 0.3%
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	340,726
4.15%, 05/15/2045	270,000	326,072
Dominion Energy, Inc.
5.25%, 08/01/2033	500,000	653,914

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
NiSource, Inc.
5.80%, 02/01/2042	$ 600,000	$ 803,843
San Diego Gas & Electric Co.
6.00%, 06/01/2026 (F)	320,000	396,248
6.13%, 09/15/2037	100,000	134,654

		2,655,457

Multiline Retail - 0.0% (I)
Dollar General Corp.
4.13%, 05/01/2028	280,000	328,975

Oil, Gas & Consumable Fuels - 2.7%
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	439,849
Boardwalk Pipelines, LP
4.80%, 05/03/2029	250,000	284,730
BP Capital Markets America, Inc.
1.75%, 08/10/2030	490,000	482,549
2.77%, 11/10/2050	370,000	343,125
2.94%, 06/04/2051	35,000	33,670
BP Capital Markets PLC
3.28%, 09/19/2027	321,000	359,034
Cameron LNG LLC
3.70%, 01/15/2039 (B)	554,000	613,636
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	295,000	349,577
Chevron USA, Inc.
3.25%, 10/15/2029	290,000	327,032
5.25%, 11/15/2043	400,000	544,532
Concho Resources, Inc.
2.40%, 02/15/2031	255,000	264,425
Diamondback Energy, Inc.
3.25%, 12/01/2026	270,000	288,917
4.75%, 05/31/2025	300,000	339,258
Ecopetrol SA
5.38%, 06/26/2026	135,000	153,360
Enbridge, Inc.
4.50%, 06/10/2044	200,000	229,630
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	324,979
Energy Transfer Operating, LP
4.75%, 01/15/2026	618,000	696,227
6.05%, 06/01/2041	538,000	617,110
Eni SpA
5.70%, 10/01/2040 (B)	500,000	606,483
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	188,408
7.55%, 04/15/2038	161,000	243,112
EQT Corp.
3.90%, 10/01/2027	264,000	274,230
Exxon Mobil Corp.
2.99%, 03/19/2025	750,000	813,969
3.00%, 08/16/2039	515,000	535,893
4.11%, 03/01/2046	294,000	349,075
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	254,031
2.60%, 10/15/2025 (B) (F)	305,000	314,956
HollyFrontier Corp.
2.63%, 10/01/2023	425,000	436,133
5.88%, 04/01/2026	224,000	253,504
Kinder Morgan, Inc.
2.00%, 02/15/2031 (F)	270,000	262,672
3.25%, 08/01/2050	330,000	309,687
Magellan Midstream Partners, LP
4.20%, 12/01/2042 - 10/03/2047	378,000	411,332
Marathon Petroleum Corp.
4.50%, 05/01/2023	156,000	168,757
4.70%, 05/01/2025	94,000	107,377

Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP
2.65%, 08/15/2030	$ 410,000	$ 418,762
4.13%, 03/01/2027	155,000	176,712
4.50%, 04/15/2038	280,000	312,993
5.50%, 02/15/2049	305,000	379,832
ONEOK Partners, LP
6.65%, 10/01/2036	220,000	283,480
ONEOK, Inc.
2.20%, 09/15/2025	500,000	520,255
3.40%, 09/01/2029	495,000	523,473
5.20%, 07/15/2048	300,000	341,710
Ovintiv, Inc.
7.20%, 11/01/2031	200,000	251,816
7.38%, 11/01/2031 (F)	181,000	230,406
Phillips 66 Partners, LP
3.15%, 12/15/2029	300,000	310,641
4.90%, 10/01/2046	144,000	159,285
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	506,090
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	147,153
4.65%, 10/15/2025	495,000	553,684
4.70%, 06/15/2044	160,000	161,766
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B) (F)	200,000	203,644
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	156,447
8.00%, 03/01/2032 (F)	105,000	146,888
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	714,147
7.88%, 06/15/2026	100,000	128,877
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	213,323
6.10%, 02/15/2042	500,000	563,750
TC PipeLines, LP
3.90%, 05/25/2027 (F)	141,000	159,541
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	595,000	621,162
Total Capital International SA
2.99%, 06/29/2041	650,000	670,602
3.13%, 05/29/2050	605,000	619,851
3.46%, 07/12/2049	200,000	217,608
Valero Energy Corp.
1.20%, 03/15/2024	430,000	432,763
2.15%, 09/15/2027	390,000	394,188
Williams Cos., Inc.
4.85%, 03/01/2048	249,000	293,469

		23,035,577

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	549,000	593,523

Pharmaceuticals - 1.0%
AstraZeneca PLC
1.38%, 08/06/2030	250,000	241,024
6.45%, 09/15/2037	180,000	269,170
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	250,000	250,579
1.45%, 11/13/2030 (F)	145,000	142,235
4.13%, 06/15/2039	377,000	466,070
4.55%, 02/20/2048	370,000	484,170
5.00%, 08/15/2045	150,000	206,755
5.70%, 10/15/2040	160,000	227,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Mylan, Inc.
5.40%, 11/29/2043	$ 100,000	$ 130,869
Pfizer, Inc.
3.90%, 03/15/2039	600,000	727,200
Royalty Pharma PLC
0.75%, 09/02/2023 (B)	465,000	466,818
1.20%, 09/02/2025 (B)	460,000	463,369
1.75%, 09/02/2027 (B)	460,000	469,026
3.55%, 09/02/2050 (B)	390,000	407,263
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	778,000	863,013
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	430,000	443,004
3.18%, 07/09/2050	415,000	423,990
3.38%, 07/09/2060	290,000	305,152
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	185,000	210,344
Viatris, Inc.
2.30%, 06/22/2027 (B)	1,260,000	1,326,711
Zoetis, Inc.
2.00%, 05/15/2030	410,000	415,328

		8,939,451

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	322,986
3.88%, 03/20/2027 (B)	325,000	363,010

		685,996

Road & Rail - 0.9%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026 (B)	250,000	244,977
3.63%, 05/01/2022 (B)	215,000	220,072
4.25%, 04/15/2026 (B)	280,000	303,228
4.38%, 05/01/2026 (B)	510,000	552,598
5.25%, 05/15/2024 (B)	555,000	604,801
5.50%, 01/15/2023 - 01/15/2026 (B)	1,305,000	1,438,110
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	271,007
5.75%, 05/01/2040	300,000	435,151
7.29%, 06/01/2036	90,000	143,602
CSX Corp.
4.75%, 11/15/2048	215,000	284,378
6.00%, 10/01/2036, MTN	340,000	487,293
Norfolk Southern Corp.
3.85%, 01/15/2024	266,000	290,546
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (B)	95,000	99,841
5.25%, 08/15/2022 (B)	1,865,000	1,955,788
5.50%, 02/15/2024 (B)	300,000	329,163

		7,660,555

Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	265,848
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	200,000	223,260
Broadcom, Inc.
1.95%, 02/15/2028 (B) (F)	1,000,000	1,003,602
4.11%, 09/15/2028	697,000	786,489
4.75%, 04/15/2029	925,000	1,080,180

Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.
0.97%, 02/15/2024 (B)	$ 530,000	$ 530,241

		3,889,620

Software - 0.1%
Microsoft Corp.
3.95%, 08/08/2056	183,000	237,840
4.10%, 02/06/2037	307,000	386,919

		624,759

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	350,000	341,742
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	539,839
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	281,011

		1,162,592

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	528,000	601,428
3.75%, 09/12/2047	500,000	596,984
3.85%, 08/04/2046	207,000	250,821
4.65%, 02/23/2046	119,000	160,778
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (B)	250,000	274,593
6.02%, 06/15/2026 (B)	500,000	602,917
HP, Inc.
3.00%, 06/17/2027	335,000	367,015

		2,854,536

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	290,000	295,738
3.73%, 09/25/2040	195,000	198,892
3.98%, 09/25/2050	300,000	300,788
4.54%, 08/15/2047	290,000	315,739
BAT International Finance PLC
1.67%, 03/25/2026	215,000	218,199

		1,329,356

Trading Companies & Distributors - 0.4%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,215,429
3.38%, 07/01/2025	950,000	1,020,739
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	275,670
3.50%, 10/10/2024 (B) (F)	200,000	214,126
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	165,706
8.63%, 01/15/2022	700,000	752,641
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	257,689

		3,902,000

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	200,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	$ 233,000	$ 252,299
Transurban Finance Co. Pty, Ltd.
2.45%, 03/16/2031 (B) (F)	260,000	270,902

		723,891

Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	300,000	327,920
4.00%, 12/01/2046	172,000	207,516

		535,436

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	244,954
4.38%, 04/22/2049 (F)	251,000	312,711
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	202,051
Rogers Communications, Inc.
4.35%, 05/01/2049	350,000	430,206
T-Mobile USA, Inc.
1.50%, 02/15/2026 (B)	1,105,000	1,120,791
2.05%, 02/15/2028 (B)	1,150,000	1,178,244
3.00%, 02/15/2041 (B)	310,000	305,195
3.75%, 04/15/2027 (B)	1,210,000	1,359,810
Vodafone Group PLC
4.88%, 06/19/2049	545,000	699,147
5.25%, 05/30/2048	260,000	347,838

		6,200,947

Total Corporate Debt Securities (Cost $256,817,907)		279,191,855

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Chile - 0.0% (I)
Chile Government International Bond
2.55%, 01/27/2032	218,000	230,214

Colombia - 0.2%
Colombia Government International Bond
3.13%, 04/15/2031 (F)	210,000	216,932
4.00%, 02/26/2024	300,000	321,753
4.13%, 05/15/2051 (F)	345,000	361,905
5.00%, 06/15/2045	200,000	232,300
7.38%, 09/18/2037	200,000	279,900

		1,412,790

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031	467,000	464,450
3.75%, 01/11/2028	1,042,000	1,159,454
3.77%, 05/24/2061	345,000	332,411
4.13%, 01/21/2026 (F)	615,000	703,874
4.35%, 01/15/2047	183,000	194,895
4.60%, 02/10/2048	200,000	220,252
4.75%, 03/08/2044, MTN	190,000	213,275
5.75%, 10/12/2110, MTN	550,000	679,943

		3,968,554

Panama - 0.0% (I)
Panama Government International Bond
4.50%, 04/16/2050	200,000	245,502

Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (I)
Saudi Government International Bond
2.25%, 02/02/2033 (B) (H)	$ 272,000	$ 268,720

Total Foreign Government Obligations (Cost $5,710,278)		6,125,780

MORTGAGE-BACKED SECURITIES - 5.0%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	1,760	1,843
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	55,149	56,594
Series 2004-C, Class 1A1,
3.23% (A), 12/20/2034	19,505	20,020
Series 2005-E, Class 4A1,
2.92% (A), 03/20/2035	25,245	25,695
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
4.00% (A), 04/25/2033	26,626	26,939
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,582,905
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	7,334	7,344
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.68% (A), 07/25/2033	24,473	25,357
Series 2004-2, Class 14A,
3.50% (A), 05/25/2034	20,224	19,874
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	4,233	6
BVRT Financing Trust
Series 2020-3F, Class A,
3.15%, 11/10/2022 (C) (D)	2,200,000	2,200,000
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.97% (A), 02/25/2037	264,633	266,875
Series 2007-A1, Class 2A1,
3.17% (A), 02/25/2037	51,862	52,363
Series 2007-A1, Class 7A1,
3.39% (A), 02/25/2037	41,311	41,910
Series 2007-A1, Class 9A1,
3.03% (A), 02/25/2037	21,907	22,069
Series 2007-A2, Class 1A1,
3.50% (A), 06/25/2035	11,046	10,738
Series 2007-A2, Class 2A1,
2.78% (A), 06/25/2035	91,249	92,284
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	74,532	75,898
Series 2004-3, Class A4,
5.75%, 04/25/2034	111,798	114,110
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	113,296	117,187
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (C)	259	267
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
2.60% (A), 09/25/2033	35,133	36,325

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	$ 41,044	$ 41,803
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	85,116	88,147
Series 2009-10, Class 1A1,
2.79% (A), 09/25/2033 (B)	90,071	90,830
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
0.40% (A), 08/15/2048	94,686	805
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	631,196
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,673,375
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.62% (A), 08/15/2045	1,680,228	28,092
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	29,913	30,885
Series 2003-AR15, Class 3A1,
3.23% (A), 06/25/2033	65,541	66,927
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,545
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	46,959	48,061
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	55,067	57,304
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	61,066	63,697
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	103,267	105,398
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	443,361
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.95% (A), 02/25/2020	12,136	12,067
FMC GMSR Issuer Trust
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,704,004
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
1.11% (A), 11/10/2039 (B)	814,268	1,321
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.48% (A), 09/25/2035 (B)	598,350	497,934
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
4.24% (A), 09/25/2035 (B)	448,762	58,830
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	180,080	186,255
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	109,155	111,914
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.63% (A), 06/25/2035	7,814	7,327

Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 11/25/2024 (B)	$ 1,980,000	$ 1,996,165
Series 2018-RPL1, Class A,
3.88% (A), 08/25/2024 (B)	2,410,000	2,429,039
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,313,322
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 0.73% (A), 05/25/2035	92,356	90,973
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	34,137	34,300
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 0.48% (A), 05/25/2036	176,689	175,902
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 0.48% (A), 08/25/2036	23,436	23,496
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,700,640
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.33% (A), 06/12/2043	2,049,414	1,328
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.26% (A), 07/25/2034	3,787	3,884
Series 2004-A4, Class 1A1,
2.88% (A), 09/25/2034	11,060	10,847
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,604
Series 2005-A1, Class 3A4,
3.32% (A), 02/25/2035	51,890	51,017
Series 2006-A2, Class 5A3,
2.54% (A), 11/25/2033	94,972	98,540
Series 2006-A3, Class 6A1,
3.02% (A), 08/25/2034	11,312	11,266
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.38% (A), 02/15/2041 (B)	911,815	408
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	2,210,000	2,235,028
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.00% (A), 04/21/2034	113,675	114,842
Series 2004-13, Class 3A7,
3.17% (A), 11/21/2034	72,327	74,733
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	11,048	11,517
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	155,555	159,331
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	16,180	16,229
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	7,902	5,837

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.26% (A), 07/25/2033	$ 30,349	$ 29,788
Series 2003-A5, Class 2A6,
2.36% (A), 08/25/2033	21,423	21,432
Series 2004-1, Class 2A1,
2.41% (A), 12/25/2034	85,071	86,136
Series 2004-A4, Class A2,
3.19% (A), 08/25/2034	38,358	39,447
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 1.03% (A), 09/25/2029	70,060	68,065
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.72% (A), 12/12/2049 (B)	191,133	10
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.29% (A), 12/15/2043 (B)	308,711	5
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,410,813	1,392
Series 2007-HQ11, Class X,
0.31% (A), 02/12/2044 (B)	319,948	32
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.62% (A), 04/25/2034	103,117	110,825
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,457,481
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	33,955	34,612
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	2,209	1,849
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	73,461	77,656
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	63,059	64,270
RCO V Mortgage LLC
Series 2020-1, Class A1,
3.10% (A), 09/25/2025 (B)	1,627,011	1,630,886
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,217,234	2,399,170
Series 2019-3, Class MB,
3.50%, 10/25/2058	964,827	1,098,780
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,662,020	1,836,057
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.73% (A), 12/20/2034	149,939	151,896
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 0.73% (A), 12/20/2034	33,519	33,394
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.58% (A), 01/20/2035	65,966	63,481
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.79% (A), 10/19/2034	155,421	157,674

Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.41% (A), 12/25/2033	$ 37,933	$ 37,722
Series 2004-4XS, Class 1A5,
5.14% (A), 02/25/2034	189,533	195,089
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.77% (A), 09/25/2043	66,501	67,193
Series 2004-1, Class II2A,
2.17% (A), 03/25/2044	27,196	27,302
Toorak Mortgage Corp., Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022	1,548,000	1,570,530
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,009,518
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	669,651
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.29% (A), 05/10/2063 (B)	4,005,460	57,366
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56%, 12/15/2021	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,037,704
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B)	495,830	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.11% (A), 06/25/2033	113,009	116,459
Series 2003-AR7, Class A7,
2.71% (A), 08/25/2033	45,117	45,682
Series 2003-AR8, Class A,
2.90% (A), 08/25/2033	17,113	17,539
Series 2003-AR9, Class 1A6,
2.79% (A), 09/25/2033	86,983	87,481
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	141,117	145,377
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 17.11% (A), 06/25/2033	5,740	7,078
Series 2003-S9, Class A8,
5.25%, 10/25/2033	49,766	51,245
Series 2004-AR3, Class A1,
3.66% (A), 06/25/2034	10,629	10,894
Series 2004-AR3, Class A2,
3.66% (A), 06/25/2034	109,331	111,792
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	95,453	98,414
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	37,134	40,129
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	2,083,027

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
3.27% (A), 10/25/2034	$ 201,445	$ 199,477
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	215,786	216,333

Total Mortgage-Backed Securities (Cost $41,752,979)		42,676,274

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	847,402
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
3.71%, 05/15/2120	820,000	902,861

		1,750,263

New York - 0.3%
New York State Dormitory Authority, Revenue Bonds,
Series D,
5.60%, 03/15/2040	280,000	385,683
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	1,065,944
5.65%, 11/01/2040	655,000	930,113

		2,381,740

Ohio - 0.3%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	1,066,234
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,958,223

		3,024,457

Total Municipal Government Obligations (Cost $5,236,316)		7,156,460

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.4%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.54%, 1.82% (A), 05/01/2037	56,568	58,923
12-Month LIBOR + 1.64%, 2.02% (A), 11/01/2036	28,324	29,801
6-Month LIBOR + 1.70%, 2.03% (A), 10/01/2036	17,349	17,615
12-Month LIBOR + 1.58%, 2.04% (A), 12/01/2036	87,183	91,461
6-Month LIBOR + 2.01%, 2.26% (A), 05/01/2037	26,871	28,333
12-Month LIBOR + 1.67%, 2.27% (A), 12/01/2036	87,549	92,292
12-Month LIBOR + 1.91%, 2.29% (A), 04/01/2037	1,293	1,293
12-Month LIBOR + 1.77%, 2.36% (A), 09/01/2037	11,621	11,866
1-Year CMT + 2.24%, 2.41% (A), 11/01/2036	90,072	94,414

Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 2.00%, 2.44% (A), 11/01/2036	$ 6,349	$ 6,381
1-Year CMT + 2.25%, 2.57% (A), 02/01/2036	156,511	164,829
1-Year CMT + 2.36%, 2.73% (A), 10/01/2037	5,722	5,741
1-Year CMT + 2.25%, 2.75% (A), 07/01/2036	128,496	135,688
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	61,588	61,391
12-Month LIBOR + 1.70%, 3.02% (A), 02/01/2037	21,538	22,752
1-Year CMT + 2.43%, 3.18% (A), 12/01/2031	209,120	209,898
1-Year CMT + 2.25%, 3.39% (A), 01/01/2035	187,724	198,763
3.50%, 06/01/2042 - 07/15/2042	1,674,418	1,831,681
12-Month LIBOR + 2.47%, 3.52% (A), 03/01/2036	60,284	64,428
12-Month LIBOR + 1.86%, 3.74% (A), 05/01/2038	6,521	6,622
12-Month LIBOR + 2.04%, 3.86% (A), 05/01/2037	22,962	23,214
12-Month LIBOR + 2.18%, 3.93% (A), 05/01/2037	87,477	93,798
12-Month LIBOR + 1.98%, 3.98% (A), 04/01/2037	16,633	16,725
4.00%, 04/01/2043 - 09/01/2049	4,540,162	4,966,463
12-Month LIBOR + 2.33%, 4.13% (A), 05/01/2036	15,316	16,509
4.50%, 05/01/2041 - 07/01/2047	7,700,754	8,626,449
5.00%, 08/01/2040	182,305	208,393
5.50%, 05/01/2023 - 12/01/2035	261,882	274,252
6.00%, 12/01/2036 - 06/01/2037	158,187	181,622
6.50%, 05/01/2035 - 03/01/2038	686,352	796,592
7.50%, 02/01/2038 - 09/01/2038	34,510	40,465
10.00%, 03/17/2026 - 10/01/2030	4,076	4,395
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 0.84% (A), 09/25/2022	18,965	18,987
2.31%, 12/25/2022	2,079,786	2,137,196
2.72%, 07/25/2026	1,456,000	1,578,219
2.74%, 09/25/2025	1,000,000	1,077,648
2.81%, 09/25/2024	4,140,000	4,400,638
2.84%, 09/25/2022	416,321	428,835
2.93%, 01/25/2023	806,774	840,606
3.24%, 04/25/2027	1,097,000	1,248,576
3.30% (A), 11/25/2027	965,000	1,110,114
3.33%, 05/25/2027	590,000	673,125
3.34% (A), 04/25/2028	970,000	1,074,144
3.35%, 01/25/2028	1,595,000	1,835,526
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 0.38% (A), 08/15/2023	58,364	58,362
1-Month LIBOR + 0.30%, 0.43% (A), 03/15/2036	23,434	23,487
1-Month LIBOR + 0.40%, 0.55% (A), 07/15/2037	324,639	324,658
1-Month LIBOR + 1.20%, 1.33% (A), 07/15/2039	14,068	14,348
4.00%, 11/15/2041 - 07/15/2042	2,938,621	3,481,677
4.50%, 06/15/2025	982,346	1,039,237
5.00%, 07/15/2033 - 07/15/2041	8,687,364	10,291,716
5.30%, 01/15/2033	272,178	314,460

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
5.50%, 02/15/2022 - 01/15/2039	$ 1,770,146	$ 2,051,201
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	321,220	350,976
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	350,816	380,080
5.70% (A), 10/15/2038	155,453	179,320
6.00%, 05/15/2034 - 06/15/2038	1,097,526	1,305,157
6.25%, 10/15/2023	55,852	58,957
6.50%, 08/15/2021 - 06/15/2032	527,650	596,207
6.76% (A), 11/15/2021	2,647	2,670
7.00%, 12/15/2036	296,320	360,254
7.39% (A), 11/15/2046	400,528	478,732
7.50%, 11/15/2036 - 12/15/2036	360,061	444,362
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	12,012	14,102
(1.50) * 1-Month LIBOR + 9.08%, 8.86% (A), 11/15/2033	35,272	38,174
(1.83) * 1-Month LIBOR + 14.85%, 14.62% (A), 06/15/2033	20,645	27,118
(3.33) * 1-Month LIBOR + 17.50%, 17.08% (A), 02/15/2040	266,299	381,805
(2.50) * 1-Month LIBOR + 17.45%, 17.13% (A), 02/15/2038	8,979	12,444
(3.00) * 1-Month LIBOR + 20.22%, 19.84% (A), 07/15/2035	21,669	32,518
(2.60) * 1-Month LIBOR + 20.93%, 20.60% (A), 08/15/2031	26,710	39,429
(4.00) * 1-Month LIBOR + 22.00%, 21.49% (A), 05/15/2035	32,856	49,215
(4.50) * 1-Month LIBOR + 24.75%, 24.18% (A), 06/15/2035	49,057	89,484
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.56% (A), 01/15/2040	255,010	12,266
4.00%, 11/15/2029	46,505	266
4.50%, 12/15/2024	70	1
5.00%, 10/15/2039 - 08/15/2040	533,843	41,101
(1.00) * 1-Month LIBOR + 6.00%, 5.87% (A), 11/15/2037 - 10/15/2040	485,485	83,237
(1.00) * 1-Month LIBOR + 6.05%, 5.92% (A), 05/15/2038	55,656	5,473
(1.00) * 1-Month LIBOR + 6.10%, 5.97% (A), 05/15/2039	31,955	5,499
(1.00) * 1-Month LIBOR + 6.25%, 6.12% (A), 12/15/2039	131,735	23,463
(1.00) * 1-Month LIBOR + 6.34%, 6.21% (A), 12/15/2039	354,202	59,936
(1.00) * 1-Month LIBOR + 6.40%, 6.27% (A), 01/15/2037	36,206	4,995
(1.00) * 1-Month LIBOR + 6.45%, 6.32% (A), 11/15/2037	16,237	3,381
(1.00) * 1-Month LIBOR + 6.80%, 6.67% (A), 09/15/2039	100,763	16,540
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 12/15/2043	3,029,095	2,717,652
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.73% (A), 10/25/2037	294,466	301,603
5.23%, 05/25/2043	683,003	788,140
6.50%, 02/25/2043	233,747	282,812
6.50% (A), 09/25/2043	104,943	131,078
7.00%, 02/25/2043 - 07/25/2043	261,556	320,587
7.50%, 02/25/2042 - 09/25/2043	317,440	386,455

Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 7.57% (A), 08/15/2036	$ 251,258	$ 61,919
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.35% (A), 03/25/2045 - 02/25/2046	97,802	97,696
1-Month LIBOR + 0.40%, 0.53% (A), 05/25/2042	160,905	160,341
1-Month LIBOR + 0.55%, 0.68% (A), 08/25/2042	491,520	492,340
0.75%, 09/25/2028	3,140,397	3,065,981
1.00%, 11/25/2033 (C)	3,225,000	3,247,172
1-Month LIBOR + 0.93%, 1.08% (A), 11/25/2022	312,335	313,067
6-Month LIBOR + 1.23%, 1.52% (A), 09/01/2036	18,852	19,355
6-Month LIBOR + 1.30%, 1.69% (A), 07/01/2037	48,452	50,011
6-Month LIBOR + 1.46%, 1.87% (A), 02/01/2037	13,587	13,987
6-Month LIBOR + 1.46%, 1.92% (A), 02/01/2037	39,781	41,198
12-Month LIBOR + 1.38%, 2.07% (A), 11/01/2037	30,917	32,287
12-Month LIBOR + 1.49%, 2.09% (A), 09/01/2037	16,281	16,558
2.15%, 01/25/2023	1,474,854	1,509,213
12-Month LIBOR + 1.63%, 2.16% (A), 09/01/2036	86,912	91,507
12-Month LIBOR + 1.82%, 2.23% (A), 12/01/2036	12,762	12,945
1-Year CMT + 2.05%, 2.29% (A), 11/01/2037	61,568	65,174
12-Month LIBOR + 1.82%, 2.32% (A), 09/01/2036	14,227	14,301
12-Month LIBOR + 1.95%, 2.32% (A), 11/01/2036	1,016	1,015
12-Month LIBOR + 1.94%, 2.37% (A), 12/01/2036	47,414	47,560
12-Month LIBOR + 1.77%, 2.38% (A), 10/01/2036	22,843	22,912
2.38%, 10/01/2026	1,467,369	1,582,228
2.43%, 08/01/2026	1,874,540	2,024,670
12-Month LIBOR + 1.68%, 2.47% (A), 07/01/2037	20,869	21,974
2.48% (A), 12/25/2026	415,806	449,864
2.49%, 05/01/2026	971,821	1,050,678
12-Month LIBOR + 1.88%, 2.53% (A), 08/01/2036	3,999	4,040
12-Month LIBOR + 1.80%, 2.57% (A), 07/01/2037	26,352	26,506
2.61%, 06/01/2026	1,012,000	1,103,553
2.62%, 11/01/2031	4,165,000	4,577,523
2.63%, 03/01/2026	2,847,505	3,078,966
2.64%, 06/01/2026	2,477,000	2,691,405
2.70%, 07/01/2026	1,249,921	1,362,878
12-Month LIBOR + 2.28%, 2.78% (A), 11/01/2036	4,055	4,098
2.80%, 01/01/2028	1,142,270	1,254,759
12-Month LIBOR + 1.86%, 2.83% (A), 06/01/2036	35,100	37,047
2.90%, 06/25/2027	2,036,676	2,251,080
2.92%, 01/01/2025	2,464,327	2,658,200
2.94% (A), 01/25/2026	3,486,000	3,795,412
2.94%, 12/01/2028	5,000,000	5,589,778
2.98%, 06/01/2027	1,715,000	1,892,330

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.00%, 06/01/2043	$ 908,312	$ 990,139
3.02%, 07/01/2024 - 07/01/2029	7,548,455	8,350,259
3.04%, 06/01/2024	1,696,479	1,814,170
3.05% (A), 03/25/2028	1,138,000	1,287,331
3.06% (A), 05/25/2027	1,700,000	1,890,990
3.08% (A), 06/25/2027	1,771,000	1,981,894
3.08%, 12/01/2024	1,823,282	1,974,544
3.09% (A), 02/25/2030	815,000	926,440
3.09%, 09/01/2029	3,797,000	4,306,525
6-Month LIBOR + 2.50%, 3.10% (A), 03/01/2036	127,543	136,607
3.11%, 03/01/2027	1,903,906	2,111,926
3.15%, 04/01/2031	2,789,030	3,045,027
3.16% (A), 04/25/2029	1,419,000	1,612,041
12-Month LIBOR + 2.37%, 3.20% (A), 08/01/2037	23,452	24,033
3.24%, 06/01/2026	885,643	983,232
3.29%, 08/01/2026	993,055	1,103,074
3.37% (A), 07/25/2028	2,032,000	2,346,096
3.37%, 05/01/2037	871,010	991,206
3.50%, 04/01/2043 - 03/01/2060	3,641,640	4,020,787
12-Month LIBOR + 1.80%, 3.55% (A), 05/01/2036	36,897	37,188
12-Month LIBOR + 1.58%, 3.58% (A), 04/01/2037	4,106	4,152
12-Month LIBOR + 1.68%, 3.68% (A), 04/01/2036	26,660	28,097
12-Month LIBOR + 2.38%, 3.70% (A), 03/01/2036	67,156	71,573
3.76%, 12/01/2035	1,848,716	2,215,827
3.97%, 12/01/2025	397,574	450,004
4.00%, 01/01/2043 - 08/01/2048	4,589,793	5,046,037
4.34%, 06/01/2021	7,000,000	6,998,993
4.45%, 07/01/2026	1,279,166	1,467,429
4.55%, 06/25/2043	69,150	77,057
5.00%, 04/01/2022 - 08/01/2040	478,375	552,203
5.50%, 11/01/2032 - 07/01/2037	950,769	1,095,003
6.00%, 08/01/2021 - 11/01/2037	1,384,366	1,565,965
6.50%, 06/01/2023 - 07/25/2042	953,534	1,110,028
7.00%, 12/25/2033 - 02/25/2044	893,619	1,066,945
7.50%, 10/01/2037 - 12/25/2045	512,454	627,322
8.00%, 10/01/2031	31,994	35,817
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.34% (A), 06/27/2036	118,148	116,374
1-Month LIBOR + 0.24%, 0.37% (A), 10/25/2046	91,588	90,609
1-Month LIBOR + 0.29%, 0.44% (A), 07/25/2036	85,087	85,227
1-Month LIBOR + 0.40%, 0.53% (A), 06/25/2037	20,700	20,912
1-Month LIBOR + 0.55%, 0.68% (A), 08/25/2041	172,020	173,155
1-Month LIBOR + 0.60%, 0.73% (A), 04/25/2040	131,887	132,903
3.00%, 01/25/2046	622,586	667,011
3.00% (A), 12/25/2039	97,906	101,853
3.50%, 02/25/2043	653,734	693,825
4.50%, 02/25/2039 - 05/25/2041	765,176	861,662
5.50%, 08/25/2025 - 10/25/2040	4,672,325	5,430,423
5.61% (A), 01/25/2032 (J)	36,145	39,315
5.65% (A), 12/25/2042	89,087	99,621
5.75%, 08/25/2034	615,540	676,873
5.82% (A), 05/25/2051	128,929	150,568
6.00%, 03/25/2029 - 12/25/2049	1,433,809	1,639,775
6.01% (A), 06/25/2040	108,230	125,862

Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
6.19% (A), 02/25/2040	$ 130,918	$ 149,334
6.25%, 09/25/2038	17,891	20,786
6.44% (A), 03/25/2040	169,574	193,171
6.50%, 04/18/2028 - 11/25/2041	501,378	591,882
6.75%, 04/25/2037	47,557	53,365
7.00%, 03/25/2038 - 11/25/2041	1,100,438	1,313,692
7.50%, 05/17/2024	36,320	38,749
8.00%, 02/25/2023	107,981	113,762
(2.00) * 1-Month LIBOR + 12.66%, 12.40% (A), 03/25/2040	153,701	198,285
(2.00) * 1-Month LIBOR + 16.20%, 15.94% (A), 01/25/2034	9,039	10,256
(2.50) * 1-Month LIBOR + 16.88%, 16.51% (A), 08/25/2035	9,291	12,743
(2.50) * 1-Month LIBOR + 16.88%, 16.55% (A), 10/25/2035	31,883	44,966
(3.33) * 1-Month LIBOR + 17.67%, 17.23% (A), 04/25/2040	135,378	186,184
(2.75) * 1-Month LIBOR + 17.88%, 17.47% (A), 09/25/2024	48,515	56,915
(2.75) * 1-Month LIBOR + 19.53%, 19.12% (A), 05/25/2034	80,473	120,991
(2.75) * 1-Month LIBOR + 20.13%, 19.77% (A), 05/25/2035	81,710	104,876
(3.33) * 1-Month LIBOR + 22.67%, 22.17% (A), 04/25/2037	44,618	72,484
(3.67) * 1-Month LIBOR + 24.57%, 24.09% (A), 11/25/2035	43,014	64,262
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.50% (A), 01/25/2038	43,934	1,939
2.74% (A), 04/25/2041	191,951	13,702
(1.00) * 1-Month LIBOR + 4.44%, 4.31% (A), 11/25/2040	443,980	55,322
(1.00) * 1-Month LIBOR + 5.00%, 4.87% (A), 07/25/2040	529,699	73,620
5.00%, 07/25/2039	52,541	8,006
5.50%, 10/25/2039	75,881	13,118
(1.00) * 1-Month LIBOR + 5.90%, 5.77% (A), 10/25/2039	25,854	4,031
(1.00) * 1-Month LIBOR + 6.00%, 5.85% (A), 06/25/2039	371,725	61,322
(1.00) * 1-Month LIBOR + 6.00%, 5.87% (A), 02/25/2038	162,171	28,549
(1.00) * 1-Month LIBOR + 6.18%, 6.05% (A), 12/25/2039	8,544	1,339
(1.00) * 1-Month LIBOR + 6.25%, 6.12% (A), 01/25/2040	191,476	38,215
(1.00) * 1-Month LIBOR + 6.35%, 6.22% (A), 12/25/2037	302,578	58,995
(1.00) * 1-Month LIBOR + 6.40%, 6.25% (A), 07/25/2037	416,096	83,655
(1.00) * 1-Month LIBOR + 6.40%, 6.27% (A), 05/25/2040	67,305	12,165
(1.00) * 1-Month LIBOR + 6.42%, 6.29% (A), 04/25/2040	79,913	13,348
(1.00) * 1-Month LIBOR + 6.45%, 6.32% (A), 10/25/2037 - 12/25/2037	193,012	42,424
(1.00) * 1-Month LIBOR + 6.62%, 6.49% (A), 07/25/2037	98,951	17,951
(1.00) * 1-Month LIBOR + 6.65%, 6.50% (A), 12/25/2036	141,567	23,329
(1.00) * 1-Month LIBOR + 6.65%, 6.52% (A), 10/25/2026 - 03/25/2039	203,145	22,346
(1.00) * 1-Month LIBOR + 6.70%, 6.57% (A), 03/25/2036	818,665	188,491

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.99%, 6.86% (A), 03/25/2038	$ 95,389	$ 19,849
(1.00) * 1-Month LIBOR + 7.10%, 6.97% (A), 02/25/2040	76,955	13,596
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	2,075,729	1,929,888
Federal National Mortgage Association, Interest Only STRIPS
2.01% (A), 11/25/2033 (C)	14,195,000	2,064,929
2.02% (A), 07/25/2030	14,250,772	1,894,150
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	236,369	228,468
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	1,001,298
3.68% (A), 01/25/2048 (B)	1,405,000	1,498,243
3.68% (A), 01/25/2048 (B)	4,355,000	4,762,500
3.83% (A), 11/25/2047 (B)	2,000,000	2,163,180
3.85% (A), 07/25/2049 (B)	750,000	793,261
4.07% (A), 11/25/2047 (B)	853,000	927,228
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.60% (A), 03/20/2060	9,125	9,141
1-Month LIBOR + 0.47%, 0.62% (A), 05/20/2063	1,074,849	1,076,597
1-Month LIBOR + 0.50%, 0.65% (A), 06/20/2067	1,773,497	1,779,833
1-Month LIBOR + 0.52%, 0.67% (A), 10/20/2062	859,342	861,618
1-Month LIBOR + 0.53%, 0.68% (A), 10/20/2062	1,012,894	1,017,490
1-Month LIBOR + 0.58%, 0.73% (A), 05/20/2066	596,860	598,441
1-Month LIBOR + 0.60%, 0.75% (A), 11/20/2065	2,441,933	2,460,325
1-Month LIBOR + 0.65%, 0.80% (A), 05/20/2061 - 01/20/2066	4,885,440	4,922,026
1-Month LIBOR + 0.70%, 0.85% (A), 05/20/2061 - 03/20/2066	3,756,897	3,792,966
1-Month LIBOR + 1.00%, 1.15% (A), 12/20/2066	671,301	686,160
2.50%, 01/20/2051	880,000	925,433
4.50%, 11/20/2034 - 11/20/2049	3,334,576	3,669,882
5.50%, 01/16/2033 - 09/20/2039	2,597,884	2,907,259
5.75%, 02/20/2036 - 10/20/2037	370,152	412,952
5.83% (A), 10/20/2033	164,709	185,916
6.00%, 11/20/2033 - 08/20/2038	585,018	657,762
6.50%, 12/20/2031 - 12/15/2035	534,624	604,990
7.00%, 09/15/2031 - 10/16/2040	500,450	574,836
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	8,394	9,161
7.50%, 09/16/2035 - 10/15/2037	94,619	108,992
(1.83) * 1-Month LIBOR + 14.70%, 14.47% (A), 11/17/2032	12,171	13,412
(2.92) * 1-Month LIBOR + 17.50%, 17.12% (A), 02/20/2034	32,658	42,770
(3.50) * 1-Month LIBOR + 23.28%, 22.82% (A), 04/20/2037	90,131	133,984
Government National Mortgage Association, Interest Only STRIPS
1.80% (A), 06/20/2067	4,084,989	325,574
(1.00) * 1-Month LIBOR + 5.83%, 5.70% (A), 02/20/2038	45,293	6,083
(1.00) * 1-Month LIBOR + 5.90%, 5.77% (A), 09/20/2038	297,032	52,167

Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.95%, 5.82% (A), 02/20/2039 - 06/20/2039	$ 116,847	$ 17,163
(1.00) * 1-Month LIBOR + 6.00%, 5.87% (A), 02/20/2038	483,434	84,153
(1.00) * 1-Month LIBOR + 6.04%, 5.91% (A), 02/20/2039	38,631	6,419
(1.00) * 1-Month LIBOR + 6.05%, 5.92% (A), 08/16/2039	185,297	27,014
(1.00) * 1-Month LIBOR + 6.09%, 5.96% (A), 09/20/2039	295,624	60,282
(1.00) * 1-Month LIBOR + 6.10%, 5.97% (A), 11/20/2034 - 07/16/2039	413,533	54,265
(1.00) * 1-Month LIBOR + 6.15%, 6.02% (A), 07/20/2038	311,207	44,156
(1.00) * 1-Month LIBOR + 6.20%, 6.07% (A), 03/20/2037 - 06/20/2038	126,891	21,230
(1.00) * 1-Month LIBOR + 6.40%, 6.27% (A), 12/20/2038 - 11/16/2039	225,266	37,091
(1.00) * 1-Month LIBOR + 6.55%, 6.42% (A), 11/16/2033 - 11/20/2037	79,287	9,295
(1.00) * 1-Month LIBOR + 6.60%, 6.47% (A), 05/20/2041	188,158	28,145
6.50%, 03/20/2039	27,328	4,744
(1.00) * 1-Month LIBOR + 6.68%, 6.55% (A), 07/20/2037	183,910	34,471
(1.00) * 1-Month LIBOR + 6.70%, 6.57% (A), 06/20/2037	349,076	73,644
(1.00) * 1-Month LIBOR + 7.30%, 7.17% (A), 12/20/2038	196,547	34,378
(1.00) * 1-Month LIBOR + 7.60%, 7.47% (A), 09/20/2038	22,872	3,773
(1.00) * 1-Month LIBOR + 7.70%, 7.57% (A), 04/16/2038	20,883	3,627
Government National Mortgage Association, Principal Only STRIPS
02/17/2033 - 12/20/2040	652,005	613,935
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 01/15/2030	2,000,000	1,765,066
Tennessee Valley Authority
4.25%, 09/15/2065 (F)	365,000	527,577
4.63%, 09/15/2060	451,000	678,268
5.88%, 04/01/2036	2,565,000	3,905,921
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	3,067,502
Uniform Mortgage-Backed Security,
2.00%, TBA (H)	2,395,000	2,464,141
Vendee Mortgage Trust
6.75%, 06/15/2028	156,049	180,706
7.25%, 02/15/2023	79,861	83,988

Total U.S. Government Agency Obligations (Cost $231,245,717)		243,788,639

U.S. GOVERNMENT OBLIGATIONS - 19.1%
U.S. Treasury - 18.7%
U.S. Treasury Bond
1.25%, 05/15/2050 (F)	3,105,000	2,675,152
1.63%, 11/15/2050	3,750,000	3,550,195
2.00%, 02/15/2050	999,000	1,035,019
2.25%, 08/15/2046	280,000	305,823
2.38%, 11/15/2049	4,745,000	5,326,448
2.50%, 02/15/2045	2,300,000	2,630,355
2.88%, 08/15/2045 (F)	2,000,000	2,441,406
3.00%, 02/15/2048 (F)	430,000	540,389

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
3.13%, 02/15/2043 (F)	$ 1,355,000	$ 1,712,275
3.13%, 05/15/2048	296,000	380,383
3.38%, 05/15/2044	3,000,000	3,946,758
3.63%, 08/15/2043 - 02/15/2044	8,790,000	11,971,618
3.88%, 08/15/2040	60,000	83,109
U.S. Treasury Bond, Principal Only STRIPS
02/15/2021 - 11/15/2041 (F)	37,005,000	34,455,041
08/15/2021 - 08/15/2041	18,920,000	18,702,618
U.S. Treasury Note
0.88%, 11/15/2030 (F)	9,875,000	9,675,957
1.25%, 10/31/2021	4,300,000	4,336,281
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,290,432
1.63%, 02/15/2026 (F)	88,400	93,549
1.75%, 02/28/2022 - 12/31/2024 (F)	18,904,200	19,343,556
1.75%, 07/15/2022 - 12/31/2026	3,280,000	3,391,812
1.88%, 11/30/2021 - 08/31/2024 (F)	3,198,000	3,262,026
1.88%, 08/31/2022	4,000,000	4,110,625
2.00%, 10/31/2021	3,900,000	3,954,539
2.00%, 02/15/2023 - 11/15/2026 (F)	1,015,800	1,076,112
2.13%, 06/30/2022 (F)	1,000,000	1,028,320
2.13%, 02/29/2024 - 03/31/2024	1,279,000	1,355,691
2.25%, 11/15/2024 - 02/15/2027 (F)	4,435,000	4,783,712
2.50%, 08/15/2023	2,000,000	2,118,984
2.50%, 05/15/2024 (F)	148,000	159,065
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,820,135

		160,557,385

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	3,342,410	3,411,304

Total U.S. Government Obligations (Cost $154,566,916)		163,968,689

	Shares	Value
OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (K)	42,455,248	42,455,248

Total Other Investment Company (Cost $42,455,248)		42,455,248

	Principal	Value

REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.00% (K), dated 01/29/2021, to be repurchased at $27,430,799 on 02/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2023, and with a value of $27,979,445.	$ 27,430,799	27,430,799

Total Repurchase Agreement (Cost $27,430,799)		27,430,799

Total Investments (Cost $852,287,622)		901,336,646
Net Other Assets (Liabilities) - (4.9)%		(42,204,192)

Net Assets - 100.0%		$ 859,132,454

Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$84,631,985	$3,910,917	$88,542,902
Corporate Debt Securities	—	279,191,855	—	279,191,855
Foreign Government Obligations	—	6,125,780	—	6,125,780
Mortgage-Backed Securities	—	40,476,274	2,200,000	42,676,274
Municipal Government Obligations	—	7,156,460	—	7,156,460
U.S. Government Agency Obligations	—	243,788,639	—	243,788,639
U.S. Government Obligations	—	163,968,689	—	163,968,689
Other Investment Company	42,455,248	—	—	42,455,248
Repurchase Agreement	—	27,430,799	—	27,430,799

Total Investments	$42,455,248	$852,770,481	$6,110,917	$901,336,646

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$—	$3,023,506

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $180,614,929, representing 21.0% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $13,401,714, representing 1.6% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $80,055,838, collateralized by cash collateral of $42,455,248 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $39,254,485. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2021; the maturity date disclosed is the ultimate maturity date.
(K)	Rates disclosed reflect the yields at January 31, 2021.
(L)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 20

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 21

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 22